Financial Instruments (Tables) (Cheniere Energy Partners, LP [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of September 30, 2014 and December 31, 2013, which are included in prepaid expenses and other current assets, non-current derivative assets and other current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	September 30, 2014				December 31, 2013
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
LNG Inventory Derivatives liability	$—	$(218)	$—	$(218)	$—	$(161)	$—	$(161)
Fuel Derivatives asset	—	—	—	—	—	27	—	27
Interest Rate Derivatives asset	—	15,059	—	15,059	—	84,639	—	84,639

The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2013 and 2012, which are classified as other current assets, other current liabilities and other non-current liabilities in our Consolidated Balance Sheets.

	Fair Value Measurements as of
	December 31, 2013				December 31, 2012
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
LNG Inventory Derivatives asset (liability)	$—	$(161)	$—	$(161)	$—	$232	$—	$232
Fuel Derivatives asset (liability)	—	27	—	27	—	(98)	—	(98)
Interest Rate Derivatives asset (liability)	—	84,639	—	84,639	—	(26,424)	—	(26,424)

Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our LNG Inventory Derivatives and Fuel Derivatives on our Consolidated Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	September 30, 2014	December 31, 2013
LNG Inventory Derivatives liability	Prepaid expenses and other	$(218)	$(161)
Fuel Derivatives asset	Prepaid expenses and other	—	27

The following table (in thousands) shows the fair value and location of our LNG Inventory Derivatives and Fuel Derivatives on our Consolidated Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2013	December 31, 2012
LNG Inventory Derivatives asset (liability)	Prepaid expenses and other	$(161)	$232
Fuel Derivatives asset	Prepaid expenses and other	27	—
Fuel Derivatives liability	Other current liabilities	—	98

Schedule of Notional Amounts of Outstanding Derivative Positions
At September 30, 2014, Sabine Pass Liquefaction had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives - Not Designated	$20.0 million	$2.5 billion	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR

At December 31, 2013, Sabine Pass Liquefaction had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives - Not Designated	$20.0 million	$2.9 billion	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR
Interest Rate Derivatives - Not Designated	$—	$671.0 million	June 5, 2013	May 28, 2020	2.05%	One-month LIBOR

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table (in thousands) details the effect of our Interest Rate Derivatives included in Other Comprehensive Income (“OCI”) and AOCI during the nine months ended September 30, 2014 and 2013:

	Gain (Loss) in Other Comprehensive Income		Gain (Loss) Reclassified from AOCI into Interest Expense (Effective Portion)		Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting
	2014	2013	2014	2013	2014	2013
Interest Rate Derivatives - Designated	$—	$21,297	$—	$—	$—	$(5,806)
Interest Rate Derivatives - Settlements	—	(30)	—	—	—	(167)

The following table (in thousands) details the effect of our Interest Rate Derivatives included in Other Comprehensive Income (“OCI”) and AOCI during the year ended December 31, 2013:

	Gain (Loss) in Other Comprehensive Income		Gain (Loss) Reclassified from Accumulated OCI into Interest Expense (Effective Portion)		Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting
	2013	2012	2013	2012	2013	2012
Interest Rate Derivatives - Designated	$21,297	$(21,290)	$—	$—	$—	$—
Interest Rate Derivatives - De-designated	—	(5,814)	—	—	$5,807	—
Interest Rate Derivatives - Settlements	(30)	(136)	—	—	166	—

Derivative Gross Presentation on Consolidated Balance Sheets
Our commodity and interest rate derivatives are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)				Derivative Instrument	Cash Collateral Received (Paid)	Net Amount
As of September 30, 2014:
LNG Inventory Derivatives	$(218)	$(218)	$—	$—	$—	$—
Interest Rate Derivatives - Not Designated	15,059	—	15,059	—	—	15,059
As of December 31, 2013:
LNG Inventory Derivatives	(161)	(161)	—	—	—	—
Fuel Derivatives	27	—	27	—	—	27
Interest Rate Derivatives - Not Designated	98,123	—	98,123	—	—	98,123
Interest Rate Derivatives - Not Designated	(13,484)	—	(13,484)	—	—	(13,484)

Our commodity and interest rate derivatives are presented on a net basis on our Consolidated Balance Sheets as described above. The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in our Consolidated Balance Sheets	Net Amounts Presented in our Consolidated Balance Sheets	Gross Amounts not Offset in our Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)				Derivative Instrument	Cash Collateral Received (Paid)	Net Amount
As of December 31, 2013:
Fuel Derivatives	$27	$—	$27	$—	$—	$27
LNG Inventory Derivatives	(161)	(161)	—	—	—	—
Interest Rate Derivatives - Not Designated	98,123	—	98,123	—	—	98,123
Interest Rate Derivatives - Not Designated	(13,484)	—	(13,484)	—	—	(13,484)
As of December 31, 2012:
Fuel Derivatives	(98)	(98)	—	—	—	—
LNG Inventory Derivatives	232	—	232	—	—	232
Interest Rate Derivatives - Designated	(21,290)	—	(21,290)	—	—	(21,290)
Interest Rate Derivatives - Not Designated	(5,134)	—	(5,134)	—	—	(5,134)

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table (in thousands) shows the carrying amount and estimated fair value of our other financial instruments:

	September 30, 2014		December 31, 2013
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2016 Sabine Pass LNG Senior Notes, net of discount (1)	$1,655,328	$1,750,510	$1,651,807	$1,868,607
2020 Sabine Pass LNG Senior Notes (1)	420,000	432,600	420,000	432,600
2021 Sabine Pass Liquefaction Senior Notes, net of premium (1)	2,010,530	2,045,714	2,011,562	1,961,273
2022 Sabine Pass Liquefaction Senior Notes (1)	1,000,000	1,042,500	1,000,000	982,500
2023 Sabine Pass Liquefaction Senior Notes, net of premium (1)	1,507,257	1,507,257	1,000,000	935,000
2024 Sabine Pass Liquefaction Senior Notes (1)	2,000,000	2,010,000	—	—
2013 Liquefaction Credit Facilities (2)	—	—	100,000	100,000
CTPL Credit Facility, net of discount (3)	396,645	400,000	392,904	400,000

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on September 30, 2014 and December 31, 2013, as applicable.

(2)
The Level 3 estimated fair value approximated the carrying amount because the interest rates were variable and reflective of market rates and Sabine Pass Liquefaction had the ability to call this debt at any time without penalty.

(3)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and CTPL has the ability to call this debt at any time without penalty.

Other Financial Instruments (in thousands):

	December 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2016 Notes, net of discount (1)	$1,651,807	$1,868,607	$1,647,113	$1,824,177
2020 Notes (1)	420,000	432,600	420,000	437,850
2021 Sabine Pass Liquefaction Senior Notes (1)	2,011,562	1,961,273	—	—
2022 Sabine Pass Liquefaction Senior Notes (1)	1,000,000	982,500	—	—
2023 Sabine Pass Liquefaction Senior Notes (1)	1,000,000	935,000	—	—
2012 Liquefaction Credit Facility (2)	—	—	100,000	100,000
2013 Liquefaction Credit Facilities (2)	100,000	100,000	—	—
CTPL Credit Facility (3)	392,904	400,000	—	—

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2013 and 2012, as applicable.

(2)
The Level 3 estimated fair value approximates the carrying amount because the interest rates are variable and reflective of market rates and Sabine Pass Liquefaction has the ability to call this debt at anytime without penalty.

(3)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and CTPL has the ability to call this debt at anytime without penalty.

Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value of our Interest Rate Derivatives:

		Fair Value Measurements as of
	Balance Sheet Location	September 30, 2014	December 31, 2013
Interest Rate Derivatives - Not Designated	Non-current derivative assets	$32,161	$98,123
Interest Rate Derivatives - Not Designated	Other current liabilities	(17,102)	(13,484)

The following table (in thousands) shows the fair value of our Interest Rate Derivatives:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2013	December 31, 2012
Interest Rate Derivatives - Not Designated	Non-current derivative assets	$98,123	$—
Interest Rate Derivatives - Not Designated	Other current liabilities	13,484	—
Interest Rate Derivatives - Designated	Non-current derivative liabilities	—	21,290
Interest Rate Derivatives - Not Designated	Non-current derivative liabilities	—	5,134

Revenues [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our LNG Inventory Derivatives recorded in revenues on our Consolidated Statements of Operations during the nine months ended September 30, 2014 and 2013:

	Nine Months Ended September 30,
	2014	2013
LNG Inventory Derivatives loss	$(31)	$(442)

The following table (in thousands) shows the changes in the fair value and settlements of our LNG Inventory Derivatives recorded in revenues (losses) on our Consolidated Statements of Operations during the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
LNG Inventory Derivatives gain (loss)	$(463)	$1,036	$2,300

Derivative gain (loss), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our Fuel Derivatives and LNG Inventory Derivatives recorded in derivative gain (loss), net on our Consolidated Statements of Operations during the nine months ended September 30, 2014 and 2013:

	Nine Months Ended September 30,
	2014	2013
LNG Inventory Derivatives gain (loss)	$(345)	$976
Fuel Derivatives gain (loss) (1)	281	(3)

(1)Excludes settlements of hedges of the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate the Sabine Pass LNG terminal for which Sabine Pass LNG has elected the normal purchase normal sale exception from derivative accounting and has recorded as operating and maintenance expense.

The following table (in thousands) shows the changes in the fair value and settlements of our Fuel Derivatives and LNG Inventory Derivatives recorded in derivative gain (loss) on our Consolidated Statements of Operations during the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
LNG Inventory Derivatives gain	$476	$—	$—
Fuel Derivatives gain (loss)(1)	181	(622)	(2,251)

(1)
Excludes settlements of hedges of the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate the Sabine Pass LNG terminal for which Sabine Pass LNG has elected the normal purchase normal sale exemption from derivative accounting.

Derivative gain (loss), net | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives—Not Designated recorded in derivative gain (loss), net on our Consolidated Statements of Operations during the nine months ended September 30, 2014 and 2013:

	Nine Months Ended September 30,
	2014	2013
Interest Rate Derivatives - Not Designated	$(89,222)	$60,707

The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives—Not Designated recorded in derivative gain (loss), net on our Consolidated Statements of Operations during the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
Interest Rate Derivatives - Not Designated	$88,596	$679	$—